COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 15, 2022
IfrsStatementLineItems [Line Items]
Budget costs				$ 600
Accounts payable and accrued liabilitie		$ (99)	$ 972	$ 1,114
Prepaid expenses and other receivables		$ 42	65
C R O [Member]
IfrsStatementLineItems [Line Items]
service fees					$ 11,500
Accounts payable and accrued liabilitie			1,414
Prepaid expenses and other receivables			$ 1,277
C R O Agreement [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 552
Unbilled services	1,486
Forfeited advanced payments	1,091
Net income loss recognized amount	$ 946